UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1512
Oppenheimer Capital Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.

February 28, 2010

Oppenheimer Capital Income Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

In the Barron's/Lipper Best Mutual Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.

Source: "Best Mutual Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron's/Lipper Best Mutual Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®
The Right Way to Invest

Febru ary 28, 2010 Oppenheim er Management Capit al Income Commentaries and Fund Semiannual Report MANAG EMENT COMMENTARIES An I n tervie w with Your Fund’s Managers SEMI ANNUAL REP ORT Listing of Top Hold n i gs Listing of Investments Financia l Statements n I t h e Barron’s/Lip per Best Mutu al Fund Families Survey, based on 2009 perform ance, OppenheimerFunds was ranked 7 out of 61 mutual u f nd a f milies. Source: “ B est Mutual Fund Famil ies,” Barron’s, February 1, 2010. See page 2 f o r s p ecif ic information on t h e meth odology used to determine the r a nkings in the Barron’s/L pper i Best Mutual Fund Families survey. Past performance does not guarantee u f ture results. 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4
Media	2.3
Insurance	2.3
Diversified Telecommunication Services	1.4
Food & Staples Retailing	1.1
Industrial Conglomerates	1.1
Tobacco	1.1
Communications Equipment	0.9
Capital Markets	0.8
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets.

Top Ten Common Stock Holdings
Tyco International Ltd.	1.1%
Philip Morris International, Inc.	1.1
Merck & Co., Inc.	1.0
AT&T, Inc.	1.0
Cinemark Holdings, Inc.	1.0
Everest Re Group Ltd.	1.0
Chevron Corp.	0.9
BP plc, ADR	0.7
Pfizer, Inc.	0.7
Molson Coors Brewing Co., Cl. B, Non-Vtg.	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER CAPITAL INCOME FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.
10 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER CAPITAL INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,073.00	$4.27
Class B	1,000.00	1,068.30	9.17
Class C	1,000.00	1,068.70	8.86
Class N	1,000.00	1,070.70	6.33

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.68	4.17
Class B	1,000.00	1,015.97	8.94
Class C	1,000.00	1,016.27	8.64
Class N	1,000.00	1,018.70	6.18
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	0.83%
Class B	1.78
Class C	1.72
Class N	1.23
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Shares	Value

Common Stocks—25.5%
Consumer Discretionary—3.4%
Auto Components—0.3%
WABCO Holdings, Inc.	200,000	$5,348,000
Hotels, Restaurants & Leisure—0.8%
Brinker International, Inc.	385,000	6,972,350
Burger King Holdings, Inc.	360,000	6,440,400

		13,412,750

Media—2.3%
Cablevision Systems Corp. New York Group, Cl. A	199,000	4,791,920
Cinemark Holdings, Inc.	1,050,000	16,915,500
Comcast Corp., Cl. A Special, Non-Vtg.	632,100	9,791,229
Madison Square Garden, Inc., Cl. A1	49,750	970,125
Time Warner Cable, Inc.	150,000	7,003,500

		39,472,274

Consumer Staples—3.2%
Beverages—0.7%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	293,000	11,831,340
Food & Staples Retailing—1.1%
Kroger Co. (The)	465,000	10,276,500
Walgreen Co.	268,000	9,444,320

		19,720,820

Food Products—0.3%
B&G Foods, Inc., Cl. A	502,500	4,678,275
Tobacco—1.1%
Philip Morris International, Inc.	373,000	18,269,540
Energy—2.6%
Energy Equipment & Services—0.2%
Ensco International plc, Sponsored ADR	70,000	3,091,900
Oil, Gas & Consumable Fuels—2.4%
BP plc, ADR	233,000	12,397,930
Chevron Corp.	203,900	14,741,970
Enbridge Energy Management LLC[1]	1	5
Exxon Mobil Corp.	69,000	4,485,000
Kinder Morgan Management LLC[1]	1	20
Marathon Oil Corp.	316,750	9,169,913

		40,794,838
F1 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—4.5%
Capital Markets—0.8%
Bond Street Holdings LLC, Cl. A1,2	375,000	$7,500,000
Goldman Sachs Group, Inc. (The)	41,000	6,410,350

		13,910,350

Diversified Financial Services—0.5%
JPMorgan Chase & Co.	227,450	9,546,077
Insurance—2.3%
Aon Corp.	117,000	4,789,980
Conseco, Inc.[1]	1,200,000	5,976,000
Everest Re Group Ltd.	191,350	16,345,117
MetLife, Inc.	242,500	8,824,575
Transatlantic Holdings, Inc.	58,000	2,882,600

		38,818,272

Real Estate Investment Trusts—0.4%
Apollo Commercial Real Estate Finance, Inc.[1]	150,000	2,661,000
Starwood Property Trust, Inc.	249,900	4,675,629

		7,336,629

Thrifts & Mortgage Finance—0.5%
MGIC Investment Corp.[1]	1,073,700	8,224,542
Health Care—3.0%
Health Care Providers & Services—0.3%
Aetna, Inc.	174,000	5,218,260
Pharmaceuticals—2.7%
Biovail Corp.	363,000	5,383,290
Merck & Co., Inc.	486,604	17,945,956
Pfizer, Inc.	698,800	12,263,940
Teva Pharmaceutical Industries Ltd., Sponsored ADR	170,000	10,201,700

		45,794,886

Industrials—2.2%
Aerospace & Defense—0.6%
AerCap Holdings NV1	11,000	104,610
Lockheed Martin Corp.	125,000	9,720,000

		9,824,610

Electrical Equipment—0.3%
General Cable Corp.[1]	246,000	6,009,780
F2 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Industrial Conglomerates—1.1%
Tyco International Ltd.	509,500	$18,372,570
Machinery—0.2%
Navistar International Corp.[1]	95,000	3,720,200
SystemOne Technologies, Inc.[1,2]	197,142	—

		3,720,200

Information Technology—3.2%
Communications Equipment—0.9%
QUALCOMM, Inc.	315,000	11,557,350
Research in Motion Ltd.[1]	48,000	3,402,240

		14,959,590

Computers & Peripherals—0.6%
Hewlett-Packard Co.	100,000	5,079,000
International Business Machines Corp.	42,000	5,340,720

		10,419,720

IT Services—0.2%
Accenture plc, Cl. A	100,000	3,997,000
Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	340,000	6,980,200
Teradyne, Inc.[1]	489,000	4,885,110

		11,865,310

Software—0.8%
Microsoft Corp.	155,000	4,442,300
Oracle Corp.	227,000	5,595,550
Take-Two Interactive Software, Inc.[1]	300,000	2,886,000

		12,923,850

Materials—0.6%
Chemicals—0.6%
Celanese Corp., Series A	250,000	7,797,500
Potash Corp. of Saskatchewan, Inc.	31,000	3,424,260

		11,221,760

Telecommunication Services—1.4%
Diversified Telecommunication Services—1.4%
AT&T, Inc.	722,500	17,925,225
Consolidated Communications Holdings, Inc.	346,250	5,830,850

		23,756,075
F3 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Utilities—1.4%
Electric Utilities—0.7%
Cleco Corp.	194,500	$4,909,180
FirstEnergy Corp.	200,500	7,749,325

		12,658,505

Multi-Utilities—0.7%
CenterPoint Energy, Inc.	442,500	5,920,650
CMS Energy Corp.	380,000	5,802,600

		11,723,250

Total Common Stocks (Cost $388,860,474)		436,920,973

Preferred Stocks—1.8%
Affiliated Managers Group, Inc., 5.10% Cv.[3]	120,000	4,665,000
Bank of America Corp., 7.25% Non-Cum. Cv.	5,000	4,537,500
Dole Food Co., Inc., 7% Cv., Non-Vtg.[3]	35,000	417,813
H.J. Heinz Finance Co., 8% Cum., Series B3	40	4,237,500
Mylan, Inc., 6.50% Cv., Non-Vtg.	6,000	7,729,020
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series F, Non-Vtg.[4]	75,000	2,193,000
Wells Fargo & Co., 7.50% Cv., Series L, Non-Vtg.	7,000	6,671,000

Total Preferred Stocks (Cost $23,511,708)		30,450,833

	Units

Rights, Warrants and Certificates—0.0%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86, Exp. 11/30/14[1] (Cost $192,089)	38,418	201,695

	Principal
	Amount

Mortgage-Backed Obligations—29.7%
Government Agency—25.3%
FHLMC/FNMA/FHLB/Sponsored—23.5%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series 5G-2012, Cl. 1, 4.97%, 2/24/12	$1,701,907	1,795,118
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	4,616,920	4,851,392
5%, 12/15/34	403,006	420,790
6%, 5/15/18	1,702,237	1,835,569
6.50%, 7/1/28-4/1/34	586,245	642,036
7%, 10/1/31	683,836	754,133
8%, 4/1/16	218,217	238,923
9%, 8/1/22-5/1/25	68,268	76,183
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.728%, 3/25/36[4]	763,105	1,072,201
F4 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2034, Cl. Z, 6.50%, 2/15/28	$375,742	$410,841
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,283,542	1,380,849
Series 2053, Cl. Z, 6.50%, 4/15/28	344,364	374,623
Series 2279, Cl. PK, 6.50%, 1/15/31	663,033	728,340
Series 2326, Cl. ZP, 6.50%, 6/15/31	329,726	357,976
Series 2426, Cl. BG, 6%, 3/15/17	2,396,214	2,596,029
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,366,178	1,483,491
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,948,157	2,146,433
Series 2500, Cl. FD, 0.731%, 3/15/32[4]	185,927	185,616
Series 2526, Cl. FE, 0.631%, 6/15/29[4]	233,966	232,950
Series 2538, Cl. F, 0.831%, 12/15/32[4]	2,666,170	2,668,354
Series 2551, Cl. FD, 0.631%, 1/15/33[4]	171,545	170,787
Series 2626, Cl. TB, 5%, 6/1/33	2,764,000	2,971,922
Series 2638, Cl. KG, 4%, 11/1/27[5,6]	7,000,000	7,225,010
Series 2648, Cl. JE, 3%, 2/1/30	3,721,313	3,749,958
Series 2663, Cl. BA, 4%, 8/1/16	2,811,009	2,901,190
Series 2686, Cl. CD, 4.50%, 2/1/17	4,588,849	4,747,439
Series 2907, Cl. GC, 5%, 6/1/27	1,296,049	1,346,617
Series 2929, Cl. PC, 5%, 1/1/28	1,270,000	1,320,014
Series 2952, Cl. GJ, 4.50%, 12/1/28	688,126	709,754
Series 3019, Cl. MD, 4.75%, 1/1/31	3,152,043	3,294,241
Series 3025, Cl. SJ, 23.904%, 8/15/35[4]	249,158	343,120
Series 3033, Cl. UD, 5.50%, 10/1/30	2,880,000	3,054,697
Series 3094, Cl. HS, 23.538%, 6/15/34[4]	494,843	645,712
Series 3157, Cl. MC, 5.50%, 2/1/26	3,748,982	3,819,536
Series 3242, Cl. QA, 5.50%, 3/1/30	1,431,509	1,503,600
Series 3279, Cl. PH, 6%, 2/1/27	5,525,000	5,700,994
Series 3291, Cl. NA, 5.50%, 10/1/27	879,349	896,285
Series 3306, Cl. PA, 5.50%, 10/1/27	2,692,489	2,794,327
Series R001, Cl. AE, 4.375%, 4/1/15	1,901,168	1,955,065
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.011%, 4/1/27[7]	522,050	123,905
Series 192, Cl. IO, 9.669%, 2/1/28[7]	162,890	36,987
Series 2130, Cl. SC, 54.14%, 3/15/29[7]	399,305	59,873
Series 224, Cl. IO, 0.053%, 3/1/33[7]	1,057,999	235,769
Series 243, Cl. 6, 0.231%, 12/15/32[7]	642,568	113,669
Series 2527, Cl. SG, 36.329%, 2/15/32[7]	793,170	44,940
Series 2531, Cl. ST, 49.404%, 2/15/30[7]	1,042,833	61,079
Series 2796, Cl. SD, 67.223%, 7/15/26[7]	574,575	88,191
Series 2802, Cl. AS, 99.999%, 4/15/33[7]	867,936	90,118
Series 2920, Cl. S, 78.214%, 1/15/35[7]	3,372,399	429,821
Series 3000, Cl. SE, 99.999%, 7/15/25[7]	3,245,959	329,912
Series 3045, Cl. DI, 42.292%, 10/15/35[7]	13,570,851	1,585,191
Series 3110, Cl. SL, 99.999%, 2/15/26[7]	599,867	59,276
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.428%, 6/1/26[8]	155,414	130,901
F5 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.:
4.50%, 3/1/25-3/1/40[9]	$17,800,000	$18,192,425
5%, 3/1/25-3/1/40[9]	66,307,000	69,022,254
5.50%, 1/25/33-4/1/39	7,629,213	8,049,152
5.50%, 3/1/25-4/1/40[9]	54,174,000	57,027,683
6%, 3/1/25-3/1/40[9]	67,327,000	71,760,024
6.50%, 5/25/17-11/25/31	4,619,037	5,007,280
6.50%, 3/1/40[9]	9,197,000	9,819,232
7%, 11/1/17-7/25/35	1,172,994	1,260,335
7.50%, 1/1/33-3/25/33	7,383,786	8,313,201
8.50%, 7/1/32	31,812	35,701
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	987,753	1,090,425
Trust 1998-61, Cl. PL, 6%, 11/25/28	586,958	641,500
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	839,046	915,519
Trust 2001-51, Cl. OD, 6.50%, 10/25/31[10]	1,441,317	1,565,070
Trust 2003-130, Cl. CS, 13.643%, 12/25/33[4]	653,673	722,207
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	1,903,000	2,055,630
Trust 2003-28, Cl. KG, 5.50%, 4/25/23[11]	3,553,000	3,830,497
Trust 2004-101, Cl. BG, 5%, 1/25/20	3,658,000	3,909,426
Trust 2004-81, Cl. KC, 4.50%, 4/1/17[11]	1,786,060	1,842,540
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	1,898,000	2,013,379
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,504,312	8,087,336
Trust 2005-12, Cl. JC, 5%, 6/1/28	3,077,038	3,208,679
Trust 2005-14, Cl. PC, 5%, 3/1/29	1,937,468	2,028,393
Trust 2005-22, Cl. EC, 5%, 10/1/28	1,165,209	1,216,171
Trust 2005-30, Cl. CU, 5%, 4/1/29	1,134,019	1,187,593
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,510,134
Trust 2005-57, Cl. PA, 5.50%, 5/1/27	472,319	477,232
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	4,559,622	4,861,493
Trust 2006-46, Cl. SW, 23.361%, 6/25/36[4]	613,728	832,419
Trust 2006-50, Cl. KS, 23.361%, 6/25/36[4]	1,716,349	2,148,522
Trust 2006-50, Cl. SK, 23.361%, 6/25/36[4]	162,391	205,826
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	977,542	1,006,702
Trust 2009-37, Cl. HA, 4%, 4/1/19	5,688,526	5,932,405
Trust 2009-70, Cl. PA, 5%, 8/1/35	5,974,828	6,383,025
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 74.323%, 3/17/31[7]	436,401	81,369
Trust 2001-65, Cl. S, 48.176%, 11/25/31[7]	1,469,437	216,444
Trust 2001-81, Cl. S, 38.339%, 1/25/32[7]	348,540	51,367
Trust 2002-47, Cl. NS, 35.669%, 4/25/32[7]	691,109	92,335
Trust 2002-51, Cl. S, 36.019%, 8/25/32[7]	634,532	88,007
Trust 2002-52, Cl. SD, 41.97%, 9/25/32[7]	757,153	103,413
Trust 2002-60, Cl. SM, 50.292%, 8/25/32[7]	1,295,249	186,118
Trust 2002-7, Cl. SK, 51.016%, 1/25/32[7]	406,010	52,888
F6 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-75, Cl. SA, 51.786%, 11/25/32[7]	$1,808,275	$235,486
Trust 2002-77, Cl. BS, 42.123%, 12/18/32[7]	783,072	101,026
Trust 2002-77, Cl. JS, 40.195%, 12/18/32[7]	1,313,073	173,018
Trust 2002-77, Cl. SA, 41.348%, 12/18/32[7]	1,231,549	156,683
Trust 2002-77, Cl. SH, 46.014%, 12/18/32[7]	459,785	81,595
Trust 2002-89, Cl. S, 77.59%, 1/25/33[7]	1,943,734	313,880
Trust 2002-9, Cl. MS, 36.639%, 3/25/32[7]	433,083	70,619
Trust 2002-90, Cl. SN, 52.346%, 8/25/32[7]	666,972	97,019
Trust 2002-90, Cl. SY, 53.747%, 9/25/32[7]	281,910	40,695
Trust 2003-117, Cl. KS, 60.482%, 8/25/33[7]	10,998,402	1,180,594
Trust 2003-33, Cl. SP, 55.745%, 5/25/33[7]	1,594,856	243,891
Trust 2003-46, Cl. IH, 0%, 6/1/33[7,12]	3,436,821	449,076
Trust 2003-89, Cl. XS, 72.652%, 11/25/32[7]	2,013,943	205,450
Trust 2004-54, Cl. DS, 51.822%, 11/25/30[7]	715,449	97,161
Trust 2005-19, Cl. SA, 73.596%, 3/25/35[7]	8,627,905	1,098,472
Trust 2005-40, Cl. SA, 73.492%, 5/25/35[7]	1,950,171	254,165
Trust 2005-6, Cl. SE, 87%, 2/25/35[7]	2,557,430	308,616
Trust 2005-71, Cl. SA, 74.544%, 8/25/25[7]	2,135,584	233,457
Trust 2005-87, Cl. SE, 99.999%, 10/25/35[7]	5,431,369	635,011
Trust 2005-87, Cl. SG, 68.433%, 10/25/35[7]	10,032,885	1,274,069
Trust 2006-51, Cl. SA, 45.292%, 6/25/36[7]	22,069,540	3,066,529
Trust 222, Cl. 2, 17.665%, 6/1/23[7]	1,138,696	207,122
Trust 252, Cl. 2, 25.529%, 11/1/23[7]	912,917	217,507
Trust 303, Cl. IO, 20.63%, 11/1/29[7]	330,325	84,198
Trust 308, Cl. 2, 15.609%, 9/1/30[7]	835,734	225,582
Trust 320, Cl. 2, 9.11%, 4/1/32[7]	3,580,201	838,848
Trust 321, Cl. 2, 0.988%, 4/1/32[7]	3,177,402	680,998
Trust 331, Cl. 9, 9.164%, 2/1/33[7]	981,349	179,764
Trust 334, Cl. 17, 16.218%, 2/1/33[7]	575,208	115,631
Trust 338, Cl. 2, 6.272%, 7/1/33[7]	718,347	147,291
Trust 339, Cl. 12, 0.077%, 7/1/33[7]	2,338,015	420,530
Trust 339, Cl. 7, 1.012%, 7/1/33[7]	3,362,984	494,194
Trust 343, Cl. 13, 8.276%, 9/1/33[7]	2,065,031	387,802
Trust 343, Cl. 18, 5.395%, 5/1/34[7]	687,255	117,567
Trust 345, Cl. 9, 2.777%, 1/1/34[7]	1,761,268	337,492
Trust 351, Cl. 10, 4.325%, 4/1/34[7,11]	830,676	157,515
Trust 351, Cl. 8, 4.075%, 4/1/34[7]	1,317,467	249,767
Trust 356, Cl. 10, 1.93%, 6/1/35[7]	1,127,854	207,921
Trust 356, Cl. 12, 0.273%, 2/1/35[7]	572,118	105,239
Trust 362, Cl. 12, 4.177%, 8/1/35[7]	3,150,806	573,693
Trust 362, Cl. 13, 4.131%, 8/1/35[7]	1,731,950	316,398
Trust 364, Cl. 16, 2.415%, 9/1/35[7]	2,408,551	431,205
Trust 365, Cl. 16, 8.059%, 3/1/36[7]	6,989,352	1,180,864
Federal National Mortgage Assn., Principal-Only Stripped Mtg.—Backed Security, Trust 1993-184, Cl. M, 5.066%, 9/25/23[8]	430,109	369,367

		402,186,105
F7 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

GNMA/Guaranteed—1.8%
Government National Mortgage Assn.:
5%, 3/1/40[9]	$27,225,000	$27,697,190
8.50%, 8/1/17-12/15/17	100,715	110,488
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 81.642%, 1/16/27[7]	783,847	110,990
Series 2002-15, Cl. SM, 71.821%, 2/16/32[7]	742,794	104,248
Series 2002-41, Cl. GS, 68.916%, 6/16/32[7]	423,425	84,262
Series 2002-76, Cl. SY, 76.512%, 12/16/26[7]	1,952,041	339,495
Series 2004-11, Cl. SM, 58.884%, 1/17/30[7]	634,256	98,682
Series 2006-47, Cl. SA, 78.004%, 8/16/36[7]	11,594,011	1,562,586

		30,107,941

Non-Agency—4.4%
Commercial—2.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	8,460,000	7,334,147
Series 2007-1, Cl. A4, 5.451%, 1/1/17	2,525,000	2,366,263
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.095%, 12/1/49[4]	4,850,000	3,808,884
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	3,140,000	3,221,269
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39	346,869	350,603
Series 2005-C4, Cl. AM, 5.339%, 11/1/45[4]	2,310,000	2,089,435
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2001-LIBA, Cl. B, 6.733%, 2/10/16[3]	2,415,000	2,549,480
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.769%, 5/25/35[4]	2,297,498	1,641,601
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	3,200,000	2,932,554
Series 07-LDP10, Cl. A3S, 5.317%, 4/1/13	2,205,000	2,162,038
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	520,000	541,263
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37	3,006,540	2,273,512
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31	3,345,000	3,393,838
Morgan Stanley Resecuritization Trust, Automobile Receivable Nts., Series 2010-F, Cl. A, 0.479%, 6/17/11[2,4]	1,315,000	1,295,275
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.902%, 2/1/51[4]	1,800,000	1,590,321
F8 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 7/1/17	$1,835,000	$1,719,045
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.871%, 2/1/35[4]	1,359,149	1,224,762

		40,494,290

Manufactured Housing—0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 4.986%, 3/25/36[4]	2,014,326	1,678,573
Multifamily—0.5%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 4.33%, 10/1/35[4]	6,030,000	4,743,756
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	2,305,000	2,427,171
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.80%, 2/1/35[4]	1,882,013	1,693,694
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 5A1, 5.531%, 7/1/36[4]	849,588	677,107

		9,541,728

Other—0.3%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.44%, 3/1/39	5,315,000	5,060,134
Residential—1.1%
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	2,590,598	2,270,941
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,840,000	6,133,727
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	2,802,920	2,315,505
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	2,620,106	2,322,767
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 3 A1, 2.937%, 5/1/34[4]	3,982,725	3,593,497
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 3.004%, 9/1/34[4]	2,285,128	2,242,413

		18,878,850

Total Mortgage-Backed Obligations (Cost $497,545,794)		507,947,621

Asset-Backed Securities—7.6%
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.98%, 1/15/13[4]	1,710,000	1,710,000
F9 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.98%, 1/15/13	$745,000	$744,878
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.709%, 5/25/34[4]	2,123,397	1,744,803
Babcock & Brown Air Funding Ltd., Asset-Backed Certificates, Series 2007-1A, Cl. G1, 0.532%, 10/14/33[2,4]	17,944,264	13,009,592
Bank of America Auto Trust, Automobile Asset-Backed Certificates, Series 2009-2A, Cl. A4, 3.03%, 10/15/16[3]	5,605,000	5,790,307
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	5,650,000	5,828,053
Bayview Financial Mortgage Pass-Through Trust 2006-A, Mtg. Pass-Through Certificates, Series 2006-A, Cl. 2A4, 0.531%, 2/28/41[4]	2,313,502	1,860,228
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.232%, 9/15/41[2,4]	13,625,367	9,537,757
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11	1,970,000	2,026,591
Chase Issuance Trust, Credit Card Asset-Backed Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12	5,455,000	5,590,469
CIT Equipment Collateral, Asset-Backed Certificates, Series 2009-VT1, Cl. A2, 2.20%, 10/15/10[3]	1,820,896	1,827,970
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	439,679
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13	2,692,868	2,734,665
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.969%, 2/25/33[4]	44,821	36,246
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[4]	799,590	660,363
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[4]	460,648	402,543
CWHEQ Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates:
Series 2006-S2, Cl. A2, 5.627%, 7/1/27	7,641,762	6,021,206
Series 2006-S5, Cl. A2, 5.681%, 6/1/35	19,966,438	10,555,900
DT Auto Owner Trust, Automobile Receivables Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15	1,619,064	1,617,540
Ellington Loan Acquisition Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. A2A2, 1.029%, 5/27/37[3,4]	2,497,547	2,171,192
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13[2]	1,600,000	1,600,000
Ford Credit Auto Owner Trust, Automobile Receivables Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11	1,665,000	1,673,688
Series 2009-E, Cl. A2, 0.80%, 3/15/12	3,535,000	3,538,034
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.882%, 12/15/14[4]	1,770,000	1,779,704
F10 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
GMACM Home Equity Loan Trust 2007-HE2, GMACM Home Equity Loan-Backed Term Nts., Series 2007-HE2, Cl. A4, 6.424%, 12/1/37[4]	$37,863,341	$20,503,097
Harley-Davidson Motorcycle Trust 2009-2, Motorcycle Contract- Backed Nts., Series 2009-2, Cl. A2, 2%, 7/15/12	4,210,000	4,237,119
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.579%, 2/25/36[4]	1,905,403	802,050
Series 2005-HF1, Cl. A2B, 0.579%, 2/25/36[4]	1,435,133	604,098
Honda Auto Receivables 2009-3 Owner Trust, Automobile Asset-Backed Nts., Series 2009-3, Cl. A2, 1.50%, 8/15/11[2]	1,850,000	1,858,057
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.489%, 1/20/35[4]	663,669	588,290
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.582%, 3/15/16[4]	4,080,000	3,911,190
Series 2005-A6, Cl. A6, 4.50%, 1/15/13	5,475,000	5,572,506
Morgan Stanley Structured Trust I 2001-1, Asset-Backed Certificates, Series 2004-1, Cl. A1, 0.309%, 6/25/37[4]	1,906,803	1,759,586
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.878%, 1/26/15[2,4]	2,850,000	2,850,000
Nissan Master Owner Trust, Automobile Receivables Nts., Series 2010-AA, Cl. A, 0.231%, 1/15/13[2,4]	1,720,000	1,721,348
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.329%, 7/1/36[4]	1,140,406	761,990
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.269%, 9/25/36[4]	73,306	72,831
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-C, Cl. A, 2.36%, 5/15/14	1,740,000	1,748,443

Total Asset-Backed Securities (Cost $127,160,268)		129,892,013

U.S. Government Obligations—0.7%
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14	1,085,000	1,100,855
2.875, 2/9/15	4,905,000	4,981,739
Federal National Mortgage Assn. Nts., 3%, 9/16/14	4,945,000	5,082,105

Total U.S. Government Obligations (Cost $10,995,891)		11,164,699

Non-Convertible Corporate Bonds and Notes—16.4%
Consumer Discretionary—1.9%
Automobiles—0.3%
Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13	1,510,000	1,683,417
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10	3,270,000	3,352,211

		5,035,628
F11 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Consumer Services—0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	$1,695,000	$1,686,525
Hotels, Restaurants & Leisure—0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[3]	1,730,000	1,789,379
Wyndham Worldwide Corp., 7.375% Sr. Nts., 3/1/20	567,000	570,151

		2,359,530

Household Durables—0.1%
Fortune Brands, Inc., 3% Sr. Unsec. Unsub. Bonds, 6/1/12	1,767,000	1,775,347
Leisure Equipment & Products—0.1%
Mattel, Inc., 6.125% Sr. Unsec. Nts., 6/15/11	1,610,000	1,690,439
Media—1.0%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19	1,580,000	1,875,779
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,030,000	1,378,047
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16[2]	3,081,000	3,381,752
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19	1,490,000	1,542,150
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40[3]	1,413,000	1,390,781
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	1,540,000	1,678,600
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	1,180,000	1,381,727
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	850,000	1,036,187
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	951,000	1,020,605
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18[3]	1,710,000	1,692,900

		16,378,528

Specialty Retail—0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36	1,520,000	1,487,735
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	2,120,000	2,265,315

		3,753,050

Consumer Staples—1.7%
Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19[3]	2,655,000	3,194,740
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14[2]	1,225,000	1,310,750

		4,505,490

Food & Staples Retailing—0.1%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	785,000	999,498
Food Products—1.1%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	460,000	483,584
8.50% Sr. Unsec. Nts., 6/15/19	975,000	1,135,546
F12 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Food Products Continued
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14	$5,000,000	$4,950,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15	10,000,000	10,200,000
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	1,425,000	1,491,776
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11	1,330,000	1,420,092

		19,680,998

Tobacco—0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	2,910,000	3,658,382
Energy—2.1%
Energy Equipment & Services—0.2%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19	1,960,000	2,200,100
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	1,165,000	1,161,266
Weatherford International, Inc., 6.625% Sr. Unsec. Unsub. Nts., Series B, 11/15/11	296,000	316,870

		3,678,236

Oil, Gas & Consumable Fuels—1.9%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts., 9/15/36	1,420,000	1,487,772
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	6,936,000	6,857,970
DCP Midstream LLC, 9.75% Sr. Unsec. Unsub. Nts., 3/15/19[3]	654,000	828,766
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10	1,320,000	1,361,621
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16	1,775,000	1,890,375
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds, 7/1/38	1,400,000	1,557,468
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	1,595,000	1,678,120
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	2,960,000	3,097,234
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub. Nts., 9/15/11	1,058,000	1,138,287
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	1,665,000	1,681,347
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13	1,635,000	1,663,613
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts., 1/15/30[3]	1,181,000	1,153,412
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	945,000	1,000,746
Valero Energy Corp., 6.125% Sr. Unsec. Unsub. Nts., 2/1/20	1,140,000	1,147,036
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	130,000	140,750
Williams Cos., Inc. Credit Linked Certificate Trust V (The), 6.375% Sr. Unsec. Nts., 10/1/10[3]	1,225,000	1,253,796
Williams Partners LP/Williams Partners Finance Corp., 7.25% Sr. Unsec. Nts., 2/1/17	1,700,000	1,952,112
Woodside Finance Ltd., 4.50% Nts., 11/10/14[3]	1,465,000	1,513,975

		31,404,400
F13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Financials—5.4%
Capital Markets—1.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[3]	$2,635,000	$2,655,089
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	1,785,000	1,596,088
Morgan Stanley:
2.35% Sr. Unsec. Nts., Series F, 5/14/10[4]	5,000,000	5,020,765
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	670,000	680,827
6.25% Sr. Unsec. Nts., 8/28/17	3,000,000	3,165,516
7.30% Sr. Unsec. Nts., 5/13/19	4,355,000	4,813,751
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20[9]	1,415,000	1,446,243

		19,378,279

Commercial Banks—1.0%
Barclays Bank plc, 6.278% Perpetual Bonds[2,13]	3,810,000	2,895,600
City National Capital Trust I, 9.625% Jr. Sub. Bonds, 2/1/40	1,763,000	1,921,023
Fifth Third Bancorp:
5.45% Unsec. Sub. Nts., 1/15/17	1,060,000	1,036,264
8.25% Sub. Nts., 3/1/38	265,000	272,810
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[4]	2,670,000	2,293,530
Royal Bank of Scotland Group plc, 6.40% Sr. Unsec. Unsub. Nts., 10/21/19	3,020,000	3,036,507
Wachovia Corp., 5.625% Sub. Nts., 10/15/16	755,000	781,293
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K13	5,260,000	5,312,600

		17,549,627

Consumer Finance—0.2%
Capital One Capital V, 10.25% Cum. Jr. Unsec. Sub. Nts., 8/15/39	2,485,000	2,817,737
Diversified Financial Services—1.2%
Citigroup, Inc., 8.125% Sr. Unsec. Nts., 7/15/39	4,515,000	5,103,612
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[13]	11,030,000	11,440,316
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	4,330,000	4,620,950

		21,164,878

Insurance—1.6%
AXA SA, 6.379% Sub. Perpetual Bonds[3,13]	2,445,000	1,974,338
Genworth Financial, Inc., 8.625% Sr. Unsec. Unsub. Nts., 12/15/16	2,230,000	2,321,249
Hartford Financial Services Group, Inc. (The):
5.375% Sr. Unsec. Nts., 3/15/17	1,480,000	1,475,775
6% Sr. Unsec. Nts., 1/15/19	1,985,000	2,008,421
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[3]	3,475,000	3,487,298
Lincoln National Corp.:
6.05% Jr. Unsec. Sub. Bonds, 4/20/67	1,325,000	1,031,844
7% Jr. Sub. Bonds, 5/17/66[4]	2,200,000	1,900,360
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec. Nts., 9/15/10	1,668,000	1,702,669
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	5,000,000	6,159,560
Principal Life Global Funding I, 4.40% Sr. Sec. Nts., 10/1/10[3]	1,660,000	1,688,587
F14 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Insurance Continued
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[3]	$1,485,000	$1,744,623
ZFS Finance USA Trust IV, 5.875% Sub. Bonds, 5/9/32[3]	1,895,000	1,725,145

		27,219,869

Real Estate Investment Trusts—0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	715,000	762,173
Digital Realty Trust LP, 5.875% Unsec. Unsub. Bonds, 2/1/20[3]	1,730,000	1,709,949
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	652,000	671,906
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14	1,465,000	1,592,391

		4,736,419

Health Care—0.6%
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp., 6% Sr. Unsec. Unsub. Nts., 1/15/20	1,360,000	1,355,230
Health Care Providers & Services—0.2%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19[3]	1,595,000	1,718,613
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	1,360,000	1,405,753

		3,124,366

Life Sciences Tools & Services—0.2%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub. Nts., 7/1/15	2,925,000	3,042,263
Life Technologies Corp., 6% Sr. Nts., 3/1/20	1,415,000	1,458,339

		4,500,602

Pharmaceuticals—0.1%
Watson Pharmaceuticals, Inc., 6.125% Sr. Unsec. Nts., 8/15/19	1,695,000	1,799,785
Industrials—1.5%
Aerospace & Defense—0.3%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19[3]	1,650,000	1,810,387
L-3 Communications Corp., 5.875% Sr. Sub. Nts., 1/15/15	1,785,000	1,800,619
Meccanica Holdings USA, Inc.:
6.25% Sr. Nts., 1/15/40[3]	830,000	820,733
7.375% Sr. Unsec. Unsub. Nts., 7/15/39[3]	1,345,000	1,530,683

		5,962,422

Commercial Services & Supplies—0.4%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	1,195,000	1,347,080
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	1,661,000	1,710,830
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	1,615,000	1,686,251
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	1,240,000	1,331,100

		6,075,261
F15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Electrical Equipment—0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19	$1,753,000	$1,883,430
Industrial Conglomerates—0.4%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	1,475,000	1,543,722
5.50% Sr. Unsec. Nts., 1/8/20	1,810,000	1,819,483
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	3,005,000	3,477,665

		6,840,870

Machinery—0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14	1,360,000	1,397,400
Road & Rail—0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19	2,540,000	2,970,357
Information Technology—0.3%
Communications Equipment—0.1%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	1,555,000	1,694,480
Electronic Equipment & Instruments—0.1%
Agilent Technologies, Inc., 5.50% Sr. Unsec. Unsub. Nts., 9/14/15	2,744,000	2,950,201
Software—0.1%
CA, Inc., 5.375% Sr. Unsec. Unsub. Nts., 12/1/19	880,000	902,037
Materials—0.9%
Chemicals—0.3%
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17[3]	1,570,000	1,723,075
Terra Capital, Inc., 7.75% Sr. Nts., 11/1/19[3]	645,000	722,400
Yara International ASA, 7.875% Nts., 6/11/19[3]	1,495,000	1,774,924

		4,220,399

Containers & Packaging—0.1%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	1,790,000	1,866,075
Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	2,485,000	2,699,848
Teck Resources Ltd., 9.75% Sr. Sec. Nts., 5/15/14	1,390,000	1,647,150
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts., 11/10/39	1,755,000	1,789,926
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,190,000	1,258,279
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,071,000	1,155,674
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37[3]	753,000	754,469

		9,305,346

Telecommunication Services—1.2%
Diversified Telecommunication Services—1.1%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	1,610,000	1,639,046
F16 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Diversified Telecommunication Services Continued
British Telecommunications plc, 9.625% Bonds, 12/15/30	$1,071,000	$1,358,922
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13	1,635,000	1,647,263
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10[4]	1,356,000	1,385,946
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13	1,590,000	1,750,704
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	1,629,000	1,749,139
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10	2,795,000	2,850,746
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10	1,320,000	1,368,502
Telus Corp., 8% Nts., 6/1/11	1,511,000	1,631,723
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,055,000	1,104,012
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	1,390,000	1,421,275

		17,907,278

Wireless Telecommunication Services—0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	1,301,000	1,457,120
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11	645,000	705,129

		2,162,249

Utilities—0.8%
Electric Utilities—0.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[3]	1,263,000	1,406,128
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31	1,134,000	1,225,791

		2,631,919

Energy Traders—0.3%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32	1,675,000	1,903,638
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20[3]	160,000	164,000
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16	1,625,000	1,606,719
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15	2,119,000	2,359,740

		6,034,097

Multi-Utilities—0.3%
CMS Energy Corp., 6.55% Sr. Unsec. Unsub. Nts., 7/17/17	1,385,000	1,415,469
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10	1,355,000	1,414,806
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16	825,000	923,644
9.80% Sr. Unsec. Nts., 2/15/19	1,435,000	1,849,724

		5,603,643

Total Non-Convertible Corporate Bonds and Notes (Cost $266,004,326)		280,660,307
F17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes—13.4%
Consumer Discretionary—1.6%
Leisure Equipment & Products—0.1%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26	$1,500,000	$1,434,375
Media—0.7%
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	5,000,000	5,137,500
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock or cash based on the value thereof)	13,500,000	7,931,250

		13,068,750

Specialty Retail—0.8%
CSK Auto, Inc., 6.75% Cv. Sr. Unsec. Nts., 12/15/25[2,4]	11,000,000	13,383,700
Consumer Staples—1.1%
Food & Staples Retailing—0.8%
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	15,000,000	13,462,500
Food Products—0.3%
Chiquita Brands International, Inc., 4.25% Cv. Sr. Unsec. Unsub. Nts., 8/15/16	6,000,000	5,670,000
Energy—1.9%
Energy Equipment & Services—0.8%
SESI LLC, 1.50% Cv. Sr. Unsec. Unsub. Nts., 12/15/26[4]	3,000,000	2,760,000
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37	12,000,000	11,700,000

		14,460,000

Oil, Gas & Consumable Fuels—1.1%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	14,500,000	12,596,875
Pioneer Natural Resources Co., 2.875% Cv. Sr. Unsec. Nts., 1/15/38	5,000,000	5,318,750

		17,915,625

Financials—0.6%
Commercial Banks—0.6%
PNC Financial Services Group, Inc., 4% Cv. Sr. Unsec. Nts., 2/1/11	9,500,000	9,701,875
Health Care—2.8%
Biotechnology—1.2%
Amylin Pharmaceuticals, Inc.:
2.50% Cv. Sr. Unsec. Nts., 4/15/11	10,103,000	9,888,311
3% Cv. Sr. Unsec. Nts., 6/15/14	13,000,000	10,692,500

		20,580,811

Health Care Equipment & Supplies—0.6%
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[4]	12,000,000	10,320,000
F18 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Health Care Providers & Services—0.5%
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25	$4,000,000	$3,655,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14	5,000,000	4,606,250

		8,261,250

Pharmaceuticals—0.5%
Biovail Corp., 5.375% Cv. Sr. Unsec. Nts., 8/1/14[3]	4,200,000	5,034,750
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32	3,500,000	3,556,875

		8,591,625

Industrials—1.4%
Commercial Services & Supplies—0.3%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27	5,000,000	4,568,750
Electrical Equipment—0.4%
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[4]	6,925,000	6,232,500
Machinery—0.6%
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14	9,800,000	10,069,500
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06[1,2,14,15]	5,010,702	—
8.25% Cv. Sub. Nts., 12/31/06[1,2,14,15]	4,093,771	—

		10,069,500

Trading Companies & Distributors—0.1%
United Rentals North America, Inc., 1.875% Cv. Sr. Unsec. Sub. Nts., 10/15/23	2,300,000	2,254,000
Information Technology—2.8%
Communications Equipment—1.3%
Lucent Technologies, Inc.:
2.875% Cv. Sr. Unsec. Debs.,
Series A, 6/15/23	3,000,000	3,000,000
2.875% Cv. Sr. Unsec. Debs., Series B, 6/15/25	22,210,000	18,822,975

		21,822,975

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc.:
5.75% Cv. Sr. Unsec. Nts., 8/15/12	5,203,000	5,170,481
6% Cv. Sr. Unsec. Nts., 5/1/15	14,700,000	13,652,625
Teradyne, Inc., 4.50% Cv. Sr. Unsec. Nts., 3/15/14	4,000,000	7,910,000

		26,733,106

Telecommunication Services—1.2%
Wireless Telecommunication Services—1.2%
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	22,750,000	21,157,500

Total Convertible Corporate Bonds and Notes (Cost $219,209,146)		229,688,842
F19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Structured Securities—1.3%
Barclays Bank plc:
Celanese Corp. Cv. Yield Enhanced Equity-Linked Debt Securities	$335,446	$10,375,345
Potash Corp. of Saskatchewan, Inc. Cv.
Yield Enhanced Equity-Linked Debt Securities	45,000	4,902,750
Goldman Sachs, Research in Motion Ltd. Cv.
Yield Enhanced Equity-Linked Debt Securities[2]	113,333	7,800,144

Total Structured Securities (Cost $20,332,497)		23,078,239

Event-Linked Bonds—0.6%
Eurus II Ltd. Catastrophe Linked Bonds, Series 09-1, Cl. A, 7.415%, 4/6/12[3,4]	1,923,000	2,708,644
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.149%, 8/10/11[3,4]	2,000,000	1,982,800
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 2.253%, 6/28/10[3,4]	1,000,000	995,800
Longpoint RE Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12[3,4]	1,606,000	1,631,712
Midori Ltd. Catastrophe Linked Nts., 3.001%, 10/24/12[3,4]	3,000,000	2,966,700

Total Event-Linked Bonds (Cost $10,201,552)		10,285,656

	Expiration	Strike
	Date	Price		Contracts

Options Purchased—0.1%
Euro (EUR) Put[1]	5/7/10	$1.25		10,000,000	579,000
First Quantum Minerals Ltd. Call[1]	4/19/10	82.00	CAD	350	212,887
Marsh & McLennan Cos., Inc. Put[1]	7/19/10	17.50		2,500	37,500
Standard & Poor’s 500 Index (The) Put[1]	3/22/10	1,250.00		643	199,330

Total Options Purchased (Cost $3,765,471)					1,028,717

	Shares

Investment Company—17.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[16,17] (Cost $302,167,218)	302,167,218	302,167,218

Total Investments, at Value (Cost $1,869,946,434)	114.7%	1,963,486,813
Liabilities in Excess of Other Assets	(14.7)	(251,175,098)

Net Assets	100.0%	$1,712,311,715

Strike price is reported in U. S. Dollars, except for those denoted in the following currency:
CAD   Canadian Dollar
F20 | OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2010 was $68,143,975, which represents 3.98% of the Fund’s net assets. See Note 6 of accompanying Notes.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,208,604 or 4.57% of the Fund’s net assets as of February 28, 2010.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 5 of accompanying Notes.

6.	A sufficient amount of liquid assets has been designated to cover outstanding swaptions. See Note 5 of accompanying Notes.

7.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $24,424,575 or 1.43% of the Fund’s net assets as of February 28, 2010.

8.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $500,268 or 0.03% of the Fund’s net assets as of February 28, 2010.

9.	When-issued security or delayed delivery to be delivered and settled after February 28, 2010. See Note 1 of accompanying Notes.

10.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $858,447. See Note 5 of accompanying Notes.

11.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,410,706. See Note 5 of accompanying Notes.

12.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

13.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14.	Issue is in default. See Note 1 of accompanying Notes.

15.	Interest or dividend is paid-in-kind, when applicable.

16.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2009	Additions	Reductions	February 28, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	365,623,670	292,655,443	356,111,895	302,167,218

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$302,167,218	$395,236

17.	Rate shown is the 7-day yield as of February 28, 2010.
F21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$58,233,024	$—	$—	$58,233,024
Consumer Staples	54,499,975	—	—	54,499,975
Energy	43,886,738	—	—	43,886,738
Financials	70,335,870	7,500,000	—	77,835,870
Health Care	51,013,146	—	—	51,013,146
Industrials	37,927,160	—	—	37,927,160
Information Technology	54,165,470	—	—	54,165,470
Materials	11,221,760	—	—	11,221,760
Telecommunication Services	23,756,075	—	—	23,756,075
Utilities	24,381,755	—	—	24,381,755
Preferred Stocks	14,400,020	16,050,813	—	30,450,833
Rights, Warrants and Certificates	201,695	—	—	201,695
Mortgage-Backed Obligations	—	507,947,621	—	507,947,621
Asset-Backed Securities	—	116,882,421	13,009,592	129,892,013
U.S. Government Obligations	—	11,164,699	—	11,164,699
Non-Convertible Corporate
Bonds and Notes	—	280,660,307	—	280,660,307
Convertible Corporate Bonds
and Notes	—	229,688,842	—	229,688,842
Structured Securities	—	23,078,239	—	23,078,239
Event-Linked Bonds	—	10,285,656	—	10,285,656
Options Purchased	449,717	579,000	—	1,028,717
Investment Company	302,167,218	—	—	302,167,218

Total Investments, at Value	746,639,623	1,203,837,598	13,009,592	1,963,486,813

Other Financial Instruments:
Futures margins	481,792	—	—	481,792

Total Assets	$747,121,415	$1,203,837,598	$13,009,592	$1,963,968,605

F22 | OPPENHEIMER CAPITAL INCOME FUND

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	$—	$(863,568)	$—	$(863,568)
Futures margins	(183,764)	—	—	(183,764)
Appreciated options written, at value	(108,107)	—	—	(108,107)
Appreciated swaptions written, at value	—	(204,288)	—	(204,288)

Total Liabilities	$(291,871)	$(1,067,856)	$—	$(1,359,727)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

				Accretion/
	Value as of		Change in	(amortization)	Net	Value as of
	August 31,	Realized	unrealized	of premium/	purchases	February 28,
	2009	gain	depreciation	discount[1]	(sales)	2010

Investments in Securities
Asset-Backed Securities	$36,648,238	$8,002,637	$(307,509)	$(70,773)	$(31,263,001)	$13,009,592
Convertible Corporate Bonds and Notes	91,045	—	(91,045)	—	—	—

Total Assets	$36,739,283	$8,002,637	$(398,554)	$(70,773)	$(31,263,001)	$13,009,592

1.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of February 28, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Long Bonds	Buy	375	6/21/10	$44,132,813	$836,561
U.S. Treasury Bonds, 10 yr.	Buy	577	6/21/10	67,788,484	836,138
U.S. Treasury Nts., 2 yr.	Sell	154	6/30/10	33,485,375	(35,079)
U.S. Treasury Nts., 5 yr.	Sell	651	6/30/10	75,475,313	(625,830)

					$1,011,790

Written Options as of February 28, 2010 are as follows:

		Number of	Exercise	Expiration
Description	Type	Contracts	Price	Date	Premium	Value

First Quantum Minerals Ltd.	Call	350	$90.00	4/19/10	$174,751	$(108,107)
F23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of February 28, 2010 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Depreciation

Marriott International, Inc.
Goldman Sachs International	Buy	$5,000	1.00%	6/20/14	$(154,291)	$(9,386)	$163,677

	Total	5,000			(154,291)	(9,386)	163,677

Nordstrom, Inc.
Goldman Sachs International	Buy	5,000	1.00	6/20/14	(217,805)	(60,657)	278,462

	Total	5,000			(217,805)	(60,657)	278,462

Starwood Hotels & Resorts (ITT)
Goldman Sachs International	Buy	5,000	5.00	9/20/14	290,566	(711,558)	420,992

	Total	5,000			290,566	(711,558)	420,992

Vale Inco Ltd.:
Morgan Stanley Capital Services, Inc.	Buy	1,605	0.70	3/20/17	—	(17,420)	17,420
Morgan Stanley Capital Services, Inc.	Buy	1,615	0.63	3/20/17	—	(10,126)	10,126

	Total	3,220			—	(27,546)	27,546

Vale Overseas:
Morgan Stanley Capital Services, Inc.	Sell	1,605	1.17	3/20/17	—	(23,493)	23,493
Morgan Stanley Capital Services, Inc.	Sell	1,615	1.10	3/20/17	—	(30,928)	30,928

	Total	3,220			—	(54,421)	54,421

			Grand Total Buys		(81,530)	(809,147)	890,677
			Grand Total Sells		—	(54,421)	54,421

			Total Credit Default Swaps		$(81,530)	$(863,568)	$945,098

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
Potential Payments
Type of Reference	for Selling Credit		Reference
Asset on which the	Protection	Amount	Asset Rating
Fund Sold Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Single Name Corporate Debt	$3,220,000	$—	BBB+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F24 | OPPENHEIMER CAPITAL INCOME FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of February 28, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Goldman Sachs International	Credit Default Buy Protection	$15,000	$(781,601)
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	3,220	(27,546)
	Credit Default Sell Protection	3,220	(54,421)

			(81,967)

			$(863,568)

As of February 28, 2010, the Fund had entered into the following written swaption contracts:

	Underlying Swap	Notional	Strike
Reference	Type from Fund	Amount	Price/	Expiration	Premium		Unrealized
Entity	Perspective	(000’s)	Rate	Date	Received	Value	Appreciation

CDX North America
Investment Grade Index, Series 13	Credit Default Sell Protection	$250,000	1.20%	3/20/10	$1,150,000	$(102,144)	$1,047,856
CDX North America
Investment Grade Index, Series 13	Credit Default Sell Protection	250,000	1.20	3/22/10	1,225,000	(102,144)	1,122,856

					$2,375,000	$(204,288)	$2,170,712

See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

February 28, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,567,779,216)	$1,661,319,595
Affiliated companies (cost $302,167,218)	302,167,218

1,963,486,813
Cash	480,647
Receivables and other assets:
Investments sold (including $30,969,135 sold on a when-issued or delayed delivery basis)	41,460,896
Interest, dividends and principal paydowns	10,158,138
Futures margins	481,792
Shares of beneficial interest sold	305,115
Other	190,236

Total assets	2,016,563,637

Liabilities
Appreciated options written, at value (premiums received $174,751)	108,107
Appreciated swaptions written, at value (premiums received $2,375,000)	204,288
Depreciated swaps, at value (net upfront payments paid $81,530)	863,568
Payables and other liabilities:
Investments purchased (including $286,521,624 purchased on a when-issued or delayed delivery basis)	298,373,992
Shares of beneficial interest redeemed	3,255,864
Distribution and service plan fees	658,646
Transfer and shareholder servicing agent fees	288,064
Futures margins	183,764
Shareholder communications	147,213
Trustees’ compensation	113,293
Other	55,123

Total liabilities	304,251,922

Net Assets	$1,712,311,715

Composition of Net Assets
Par value of shares of beneficial interest	$214,589
Additional paid-in capital	2,251,907,772
Accumulated net investment income	20,349,296
Accumulated net realized loss on investments and foreign currency transactions	(656,004,255)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	95,844,313

Net Assets	$1,712,311,715

F26 | OPPENHEIMER CAPITAL INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,506,015,795 and 188,256,858 shares of beneficial interest outstanding)	$8.00
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.49
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $75,111,049 and 9,577,520 shares of beneficial interest outstanding)	$7.84
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $106,348,713 and 13,616,711 shares of beneficial interest outstanding)	$7.81
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,836,158 and 3,137,926 shares of beneficial interest outstanding)	$7.91
See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended February 28, 2010

Investment Income
Interest (net of foreign withholding taxes of $1,210)	$28,063,331
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $12,541)	9,063,682
Affiliated companies	395,236
Fee income on when-issued securities	4,818,473
Other income	50,624

Total investment income	42,391,346

Expenses
Management fees	4,714,567
Distribution and service plan fees:
Class A	1,771,728
Class B	403,713
Class C	546,001
Class N	59,330
Transfer and shareholder servicing agent fees:
Class A	1,554,599
Class B	214,423
Class C	177,371
Class N	47,994
Shareholder communications:
Class A	145,556
Class B	23,053
Class C	13,987
Class N	2,526
Trustees’ compensation	32,934
Custodian fees and expenses	4,300
Other	150,625

Total expenses	9,862,707
Less waivers and reimbursements of expenses	(1,712,749)

Net expenses	8,149,958

Net Investment Income	34,241,388
F28 | OPPENHEIMER CAPITAL INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment from unaffiliated companies	$52,111,555
Closing and expiration of option contracts written	880,076
Closing and expiration of futures contracts	(1,114,663)
Foreign currency transactions	(3,840)
Swap contracts	(3,886,902)

Net realized gain	47,986,226
Net change in unrealized appreciation (depreciation) on:
Investments	36,673,628
Translation of assets and liabilities denominated in foreign currencies	(138,209)
Futures contracts	569,689
Option contracts written	233,070
Swaption contracts	2,170,712
Swap contracts	1,450,803

Net change in unrealized appreciation	40,959,693

Net Increase in Net Assets Resulting from Operations	$123,187,307

See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment income	$34,241,388	$103,442,025
Net realized gain (loss)	47,986,226	(836,225,523)
Net change in unrealized appreciation	40,959,693	80,186,880

Net increase (decrease) in net assets resulting from operations	123,187,307	(652,596,618)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,140,635)	(23,672,687)
Class B	(231,983)	(1,130,595)
Class C	(326,482)	(1,023,144)
Class N	(107,832)	(316,687)

	(9,806,932)	(26,143,113)

Distributions from net realized gain:
Class A	—	(37,059,071)
Class B	—	(2,469,624)
Class C	—	(2,220,061)
Class N	—	(586,051)

	—	(42,334,807)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(114,822,531)	(25,970,924)
Class B	(17,662,363)	(21,629,291)
Class C	(13,688,450)	20,299,818
Class N	(1,457,225)	40,957

	(147,630,569)	(27,259,440)

Net Assets
Total decrease	(34,250,194)	(748,333,978)
Beginning of period	1,746,561,909	2,494,895,887

End of period (including accumulated net investment income (loss) of $20,349,296 and $(4,085,160), respectively)	$1,712,311,715	$1,746,561,909

See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.50	$10.44	$13.10	$12.28	$12.63	$11.84

Income (loss) from investment operations:
Net investment income[1]	.16	.48	.59	.47	.39	.38
Net realized and unrealized gain (loss)	.39	(3.11)	(1.74)	.82	.16	1.28

Total from investment operations	.55	(2.63)	(1.15)	1.29	.55	1.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.12)	(.50)	(.42)	(.37)	(.48)
Distributions from net realized gain	—	(.19)	(1.01)	(.05)	(.53)	(.39)

Total dividends and/or distributions to shareholders	(.05)	(.31)	(1.51)	(.47)	(.90)	(.87)

Net asset value, end of period	$8.00	$7.50	$10.44	$13.10	$12.28	$12.63

Total Return, at Net Asset Value[2]	7.30%	(25.18)%	(9.51)%	10.50%	4.68%	14.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,506,016	$1,521,396	$2,176,214	$2,754,566	$2,594,507	$2,670,552

Average net assets (in thousands)	$1,534,585	$1,388,938	$2,458,736	$2,809,861	$2,608,268	$2,565,609

Ratios to average net assets:[3]
Net investment income	4.05%	6.64%	5.11%	3.54%	3.21%	3.09%
Total expenses	1.02%[4]	1.02%[4]	0.91%[4]	0.88%[4]	0.91%	0.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.94%	0.91%	0.88%	0.91%	0.89%

Portfolio turnover rate[5]	36%	92%	68%	66%	66%	55%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.04%
Year Ended August 31, 2009	1.03%
Year Ended August 31, 2008	0.91%
Year Ended August 31, 2007	0.88%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,764,681,259	$1,795,105,521
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.36	$10.31	$12.94	$12.14	$12.49	$11.72

Income (loss) from investment operations:
Net investment income[1]	.12	.41	.49	.35	.28	.28
Net realized and unrealized gain (loss)	.38	(3.09)	(1.71)	.81	.16	1.26

Total from investment operations	.50	(2.68)	(1.22)	1.16	.44	1.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.08)	(.40)	(.31)	(.26)	(.38)
Distributions from net realized gain	—	(.19)	(1.01)	(.05)	(.53)	(.39)

Total dividends and/or distributions to shareholders	(.02)	(.27)	(1.41)	(.36)	(.79)	(.77)

Net asset value, end of period	$7.84	$7.36	$10.31	$12.94	$12.14	$12.49

Total Return, at Net Asset Value[2]	6.83%	(25.94)%	(10.20)%	9.54%	3.84%	13.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,111	$87,518	$153,650	$240,849	$258,812	$299,093

Average net assets (in thousands)	$81,543	$88,562	$193,912	$262,574	$273,916	$304,769

Ratios to average net assets:[3]
Net investment income	3.12%	5.80%	4.27%	2.70%	2.37%	2.25%
Total expenses	2.15%[4]	2.03%[4]	1.75%[4]	1.71%[4]	1.74%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.85%	1.75%	1.71%	1.74%	1.73%

Portfolio turnover rate[5]	36%	92%	68%	66%	66%	55%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.17%
Year Ended August 31, 2009	2.04%
Year Ended August 31, 2008	1.75%
Year Ended August 31, 2007	1.71%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,764,681,259	$1,795,105,521
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 28, 2010		Year Ended August 31,
Class C	(Unaudited)		2009		2008		2007		2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.33		$10.26		$12.89		$12.10		$12.46	$11.69

Income (loss) from investment operations:
Net investment income[1]	.12		.41		.49		.36		.29	.28
Net realized and unrealized gain (loss)	.38		(3.07)		(1.71)		.79		.15	1.26

Total from investment operations	.50		(2.66)		(1.22)		1.15		.44	1.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)		(.08)		(.40)		(.31)		(.27)	(.38)
Distributions from net realized gain	—		(.19)		(1.01)		(.05)		(.53)	(.39)

Total dividends and/or distributions to shareholders	(.02)		(.27)		(1.41)		(.36)		(.80)	(.77)

Net asset value, end of period	$7.81		$7.33		$10.26		$12.89		$12.10	$12.46

Total Return, at Net Asset Value[2]	6.87%		(25.85)%		(10.22)%		9.53%		3.83%	13.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,349		$112,970		$130,753		$184,782		$163,959	$167,013

Average net assets (in thousands)	$110,215		$82,632		$156,924		$182,640		$165,514	$150,410

Ratios to average net assets:[3]
Net investment income	3.14%		5.77%		4.29%		2.74%		2.40%	2.27%
Total expenses	1.91	% [4]	1.91	% [4]	1.72	% [4]	1.69	% [4]	1.71%	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.72%		1.80%		1.72%		1.69%		1.71%	1.71%

Portfolio turnover rate[5]	36%		92%		68%		66%		66%	55%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.93%
Year Ended August 31, 2009	1.92%
Year Ended August 31, 2008	1.72%
Year Ended August 31, 2007	1.69%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,764,681,259	$1,795,105,521
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007		2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.42	$10.36	$13.00	$12.20		$12.55	$11.78

Income (loss) from investment operations:
Net investment income[1]	.14	.44	.54	.42		.34	.34
Net realized and unrealized gain (loss)	.38	(3.09)	(1.71)	.80		.16	1.26

Total from investment operations	.52	(2.65)	(1.17)	1.22		.50	1.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.10)	(.46)	(.37)		(.32)	(.44)
Distributions from net realized gain	—	(.19)	(1.01)	(.05)		(.53)	(.39)

Total dividends and/or distributions to shareholders	(.03)	(.29)	(1.47)	(.42)		(.85)	(.83)

Net asset value, end of period	$7.91	$7.42	$10.36	$13.00		$12.20	$12.55

Total Return, at Net Asset Value[2]	7.07%	(25.54)%	(9.78)%	10.01%		4.32%	13.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,836	$24,678	$34,279	$44,568		$35,651	$29,444

Average net assets (in thousands)	$24,928	$21,877	$39,025	$41,919		$32,598	$22,974

Ratios to average net assets:[3]
Net investment income	3.65%	6.25%	4.74%	3.19%		2.82%	2.73%
Total expenses	1.45%[4]	1.44%[4]	1.29%[4]	1.25	% [4]	1.30%	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.23%	1.31%	1.29%	1.25%		1.30%	1.24%

Portfolio turnover rate[5]	36%	92%	68%	66%		66%	55%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.47%
Year Ended August 31, 2009	1.45%
Year Ended August 31, 2008	1.29%
Year Ended August 31, 2007	1.25%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,764,681,259	$1,795,105,521
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Capital Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (‘’CDSC’’). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.’’ The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F35 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
F36 | OPPENHEIMER CAPITAL INCOME FUND

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of February 28, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$286,521,624
Sold securities	30,969,135
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on
F37 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of February 28, 2010 is as follows:

Cost	$7,163,333
Market Value	$—
Market Value as a % of Net Assets	0.00%
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
F38 | OPPENHEIMER CAPITAL INCOME FUND

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the Fund had available for federal income tax purposes post-October losses of $596,840,422, straddle losses of $3,857,947 and unused capital loss carryforward as follows:

Expiring

2017	$96,200,452
As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $648,912,595 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased
F39 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $47,986,226 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,880,049,151
Federal tax cost of other investments	(519,402)

Total federal tax cost	$1,879,529,749

Gross unrealized appreciation	$138,779,953
Gross unrealized depreciation	(53,038,243)

Net unrealized appreciation	$85,741,710

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ
F40 | OPPENHEIMER CAPITAL INCOME FUND

from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	4,072,126	$31,893,012	9,880,448	$70,888,124
Dividends and/or distributions reinvested	1,057,808	8,401,762	7,730,381	57,108,730
Acquisition—Note 8	—	—	29,547,222	216,876,613
Redeemed	(19,751,335)	(155,117,305)	(52,675,189)	(370,844,391)

Net decrease	(14,621,401)	$(114,822,531)	(5,517,138)	$(25,970,924)

Class B
Sold	491,397	$3,789,761	1,280,276	$8,915,666
Dividends and/or distributions reinvested	28,035	219,797	477,971	3,449,546
Acquisition—Note 8	—	—	1,634,241	11,782,874
Redeemed	(2,827,710)	(21,671,921)	(6,415,128)	(45,777,377)

Net decrease	(2,308,278)	$(17,662,363)	(3,022,640)	$(21,629,291)

Class C
Sold	541,295	$4,149,688	1,362,292	$9,566,933
Dividends and/or distributions reinvested	36,300	283,142	415,028	2,977,269
Acquisition—Note 8	—	—	5,533,783	39,732,560
Redeemed	(2,368,136)	(18,121,280)	(4,645,103)	(31,976,944)

Net increase (decrease)	(1,790,541)	$(13,688,450)	2,666,000	$20,299,818

Class N
Sold	361,161	$2,821,536	567,745	$3,968,082
Dividends and/or distributions reinvested	12,391	97,891	115,562	842,718
Acquisition—Note 8	—	—	504,245	3,660,819
Redeemed	(560,703)	(4,376,652)	(1,172,891)	(8,430,662)

Net increase (decrease)	(187,151)	$(1,457,225)	14,661	$40,957

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance
F42 | OPPENHEIMER CAPITAL INCOME FUND

that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities. As of February 28, 2010, Reflow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$441,761,007	$571,136,577
U.S. government and government agency obligations	9,916,613	10,339,958
To Be Announced (TBA) mortgage-related securities	1,764,681,259	1,795,105,521
4. Fees and Other Transactions with Affiliates Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $1,925,485 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently
F43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$9,130,036
Class C	8,124,479
Class N	959,377
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$110,784	$—	$92,254	$2,302	$963
Waivers and Reimbursements of Expenses. Effective April 1, 2009, the Manager has agreed to voluntarily waive the advisory fee by 0.17% of the Fund’s average annual net assets for all classes through March 31, 2010. During the six months ended February 28, 2010, the Manager waived $1,476,492. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
F44 | OPPENHEIMER CAPITAL INCOME FUND

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
During the six months ended February 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$71,671
Class N	4,614
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $159,972 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
F45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
F46 | OPPENHEIMER CAPITAL INCOME FUND

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $579,000, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $374,712 as of February 28, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of February 28, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of February 28, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $863,568 for which the Fund has posted collateral of $858,447. If a contingent feature would have been triggered as of February 28, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
F47 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of February 28, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts				Appreciated swaptions written, at value	$204,288
Credit contracts				Depreciated swaps, at value	863,568
Equity contracts	Investments, at value	$449,717	*	Appreciated options written, at value	108,107
Foreign exchange contracts	Investments, at value	579,000	*
Interest rate contracts	Futures margins	481,792	**	Futures margins	183,764	**

Total		$1,510,509			$1,359,727

*	Amounts relate to purchased options.

**	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
		Closing and
Derivatives Not	Investments	expiration of	Closing and
Accounted	from	option	expiration of
for as Hedging	unaffiliated	contracts	futures	Swap
Instruments	companies*	written	contracts	contracts	Total

Credit contracts	$—	$—	$—	$(3,886,902)	$(3,886,902)
Equity contracts	(3,303,089)	880,076	—	—	(2,423,013)
Interest rate contracts	—	—	(1,114,663)	—	(1,114,663)

Total	$(3,303,089)	$880,076	$(1,114,663)	$(3,886,902)	$(7,424,578)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives Not
Accounted		Option
for as Hedging		contracts	Swaption	Futures	Swap
Instruments	Investments*	written	contracts	contracts	contracts	Total

Credit contracts	$—	$—	$2,170,712	$—	$1,450,803	$3,621,515
Equity contracts	(1,299,434)	233,070	—	—	—	(1,066,364)
Foreign exchange contracts	(395,000)	—	—	—	—	(395,000)
Interest rate contracts	—	—	—	569,689	—	569,689

Total	$(1,694,434)	$233,070	$2,170,712	$569,689	$1,450,803	$2,729,840

*	Includes purchased option contracts and purchased swaption contracts, if any.
F48 | OPPENHEIMER CAPITAL INCOME FUND

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid.
F49 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended February 28, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of August 31, 2009	2,600	$474,488	1,300	$535,586
Options written	350	174,751	175	137,944
Options closed or expired	(2,600)	(474,488)	(1,475)	(673,530)

Options outstanding as of February 28, 2010	350	$174,751	—	$—

F50 | OPPENHEIMER CAPITAL INCOME FUND

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
F51 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized
F52 | OPPENHEIMER CAPITAL INCOME FUND

appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.
Written swaption activity for the six months ended February 28, 2010 was as follows:

	Call Swaptions
	Notional	Amount of
	Amount	Premiums
Swaptions outstanding as of August 31, 2009	$—	$—
Swaptions written	500,000,000	2,375,000

Swaptions outstanding as of February 28, 2010	$500,000,000	$2,375,000

6. Illiquid Securities
As of February 28, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F53 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Acquisition of Oppenheimer Convertible Securities Fund
On August 6, 2009, the Fund acquired all of the net assets of Oppenheimer Convertible Securities Fund (“Convertible Securities”), pursuant to an Agreement and Plan of Reorganization approved by the Convertible Securities shareholders on July 31, 2009. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Details of the merger are shown in the following table:

	Exchange Ratio	Shares of	Value of
	to One Share	Beneficial	Issued Shares	Combined
	of Convertible	Interest Issued	of Beneficial	Net Assets on
	Securities	by the Fund	Interest	August 6, 2009[1]

Class A	1.526814	23,616,168	$173,342,676	$1,512,969,527
Class B	1.558386	1,634,241	$11,782,874	$86,825,315
Class C	1.561290	5,533,783	$39,732,560	$112,512,301
Class N	1.543169	504,245	$3,660,819	$24,319,909
Class M2	1.525141	5,931,054	$43,533,937	Combined in Class A

1.	The net assets acquired included net unrealized depreciation of $5,988,078 and an unused capital loss carryforward of $110,959,837, potential utilization subject to tax limitations.

2.	The Fund issued Class A shares in exchange for Class M shares of Convertible Securities.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust
F54 | OPPENHEIMER CAPITAL INCOME FUND

enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F55 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER CAPITAL INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Income Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/07/2010